CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 3,820,378	$ 553,903	¥ 4,025,279	¥ 2,580,810
Cost of revenues	(3,567,690)	(517,266)	(3,849,682)	(2,388,299)
Operating expenses:
General and administrative	(213,592)	(30,968)	(240,749)	(202,963)
Research and development	(12,540)	(1,818)	(20,122)	(13,095)
Gain/(loss) on disposal of assets, net	13,975	2,026	(2,564)	3,243
Goodwill impairment	(4,882)	(708)	(51,971)	(336)
Total operating expenses	(217,039)	(31,468)	(315,406)	(213,151)
Operating (loss)/income	35,649	5,169	(139,809)	(20,640)
Interest income	690	100	644	824
Interest expense	(5,683)	(824)	(7,026)	(8,068)
Other income/(loss), net	(26,068)	(3,780)	(33,964)	49,218
Foreign exchange (loss)/gain | ¥			952	(1,510)
Income/(loss) before income tax	4,588	665	(179,203)	19,824
Income tax expense	(21,002)	(3,045)	(12,027)	(25,428)
Net loss	(16,414)	(2,380)	(191,230)	(5,604)
Net loss attributable to non-controlling interests	3,284	476	33,323	9,034
Net income/(loss) attributable to ordinary shareholders of Quhuo Limited	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 3,430
Earnings/(loss) per share:
Basic | (per share)	¥ (0.23)	$ (0.03)	¥ (3.60)	¥ 0.08
Diluted | (per share)	¥ (0.23)	$ (0.03)	¥ (3.60)	¥ 0.07
Shares used in earnings/(loss) per share computation:
Basic | shares	56,007,723	56,007,723	43,914,204	28,282,187
Diluted | shares	56,007,723	56,007,723	43,914,204	48,517,987
Other comprehensive (loss)/income:
Profit and loss from fair value change through other comprehensive income, net of tax | ¥			¥ (85)
Foreign currency translation adjustment	¥ 14,130	$ 2,049	(3,331)	¥ (13,612)
Comprehensive loss	(2,284)	(331)	(194,646)	(19,216)
Comprehensive loss attributable to non-controlling interests	3,284	476	33,323	9,034
Comprehensive (loss)/income attributable to ordinary shareholders of Quhuo Limited	¥ 1,000	$ 145	¥ (161,323)	¥ (10,182)